Real Estate Properties - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Real Estate [Abstract]
2018	$ 367,883
2019	330,792
2020	258,847
2021	220,758
2022	180,558
Thereafter	564,621
Total	$ 1,923,459